Bank borrowings (Table)	12 Months Ended
Dec. 31, 2024
ZHEJIANG TIANLAN
Schedule of bank borrowings
	December 31,
	2024	2023
	RMB’000	RMB’000

Bank loans borrowed by the Company (note i)	1,001	1,502
Bank loans borrowed by subsidiaries of the Company (note ii)	5,005	5,007

	6,006	6,509